Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,022,071,317.87
Previously Paid Amount	0
Total Fee Amount	1,534,379.12
Total Offset Amount	0
Net Fee	$ 1,534,379.12